Note 7 Impact of the stress test (Details) € in Millions	Dec. 31, 2025 EUR (€)
Europe [Member]
Impact of the stress test [Line Items]
Expected shortfall	€ (129)
MEXICO
Impact of the stress test [Line Items]
Expected shortfall	(66)
PERU
Impact of the stress test [Line Items]
Expected shortfall	(17)
VENEZUELA
Impact of the stress test [Line Items]
Expected shortfall	0
ARGENTINA
Impact of the stress test [Line Items]
Expected shortfall	(39)
COLOMBIA
Impact of the stress test [Line Items]
Expected shortfall	(4)
TURKEY
Impact of the stress test [Line Items]
Expected shortfall	€ (17)